Loans from Prior Shareholders (Tables)	9 Months Ended
Jun. 30, 2025
Loans from Prior Shareholders [Abstract]
Schedule of Principal Amount, Maturity Date and Interest Rate for the Loans	The principal amount, maturity date and interest rate for the loans are shown in the table below:
Lender	Principal	Interest Rate	Lending Date	Due Date
Aw Jeen Rong*	$104,451	-	August 4, 2024	February 4, 2025 (extended to April 30, 2026)
Aw Jeen Rong*	$142,433	-	August 15, 2024	February 15, 2025 (extended to April 30, 2026)
Aw Jeen Rong*	$52,226	-	October 25, 2024	April 30, 2026
*	Mr. Aw Jeen Rong resigned as director of Graphjet on March 14, 2025, and his balance as of September 30, 2024 was reclassified from loan from a director to loan from a prior shareholder to conform to the current year’s presentation.
The principal amount, maturity date and interest rate for the loans are shown in the table below:
Lender	Principal	Interest Rate	Lending Date	Due Date
Liu Yu	$101,246	-	September 4, 2024	March 5, 2025 (extended to April 30, 2026)
Liu Yu	$51,062	-	November 5, 2024	April 30, 2026

Schedule of Debt and Interest Payable
	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$15,711	$2,145
Total debt and interest payable	314,821	254,449
	June 30, 2025 (unaudited)	September 30, 2024
Total interest payable	$7,074	$408
Total debt and interest payable	159,382	103,877

Schedule of Shareholders of the Company

Mr. Lim Hooi Beng and Mr. Aw Jeen Rong are the prior shareholders of the Company.

	June 30, 2025 (unaudited)	September 30, 2024
Lim Hooi Beng*	$3,003,003	$2,152,588
Aw Jeen Rong	7,122	7,278
Payables to prior shareholders	$3,010,125	$2,159,866

*	Mr. Lim Hooi Beng resigned as director of Graphjet on May 5, 2025.

Payables to a prior shareholder

	June 30, 2025 unaudited	September 30, 2024
Lim Hooi Beng	$3,575,716	$-